Property and Equipment	12 Months Ended
Feb. 01, 2014
Property and Equipment

4. Property and Equipment

Property and equipment consist of:

		(in thousands)
	Useful Lives	February 1, 2014	February 2, 2013
Land	N/A	$162,331	$162,849
Buildings	20 to 40 Years	365,101	361,028
Store Fixtures and Equipment	3 to 10 Years	568,342	503,736
Software	3 to 5 Years	163,547	149,322
Leasehold Improvements	Shorter of lease term or useful life	432,644	405,199
Construction in Progress	N/A	35,996	19,041

		1,727,961	1,601,175
Less: Accumulated Depreciation		(825,304)	(722,870)

Total Property and Equipment, Net of Accumulated Depreciation and Amortization		$902,657	$878,305

As of February 1, 2014 and February 2, 2013, assets, net of accumulated amortization of $12.7 million and $10.9 million, respectively, held under capital leases amounted to approximately $24.4 million and $25.2 million, respectively, and are included in the line item “Buildings” in the foregoing table. Amortization expense related to capital leases is included in the line item “Depreciation and Amortization” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). The total amount of depreciation expense during Fiscal 2013, Fiscal 2012 and Fiscal 2011 was $128.8 million, $127.5 million and $117.3 million, respectively.

During Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company recorded impairment charges related to Property and Equipment of $2.7 million, $5.2 million and $1.2 million, respectively. Refer to Note 7, “Impairment Charges,” for further discussion.

Internally developed software is amortized on a straight line basis over three to five years and is recorded in the line item “Depreciation and Amortization” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Depreciation and amortization of internally developed software amounted to $18.8 million, $20.3 million and $17.8 million, respectively, during Fiscal 2013, Fiscal 2012 and Fiscal 2011.